Debentures (Details) - Schedule of Aggregate Principal Annual Payments of Debentures $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Aggregate Principal Annual Payments of Debentures [Abstract]
2024	$ 70,281
2025	84,191
2026	84,192
2027	18,726
2028	46,865
Total	$ 304,255